Shareholder Report	12 Months Ended	120 Months Ended
	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000135469
Shareholder Report [Line Items]
Fund Name	Altegris/AACA Opportunistic Real Estate Fund
Class Name	Class A
Trading Symbol	RAAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Altegris/AACA Opportunistic Real Estate Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.altegris.com/altegris-aaca-opportunistic-real-estate-fund-documents. You can also request this information by contacting us at 1-877-772-5838.
Additional Information Phone Number	1-877-772-5838
Additional Information Website	https://funds.altegris.com/altegris-aaca-opportunistic-real-estate-fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$284	2.80%

Expenses Paid, Amount	$ 284
Expense Ratio, Percent	2.80%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Altegris/AACA Opportunistic Real Estate Fund	Altegris/AACA Opportunistic Real Estate Fund - with load	S&P 500® Index	Dow Jones U.S. Real Estate Total Return Index
12/31/14	$10,000	$9,429	$10,000	$10,000
12/31/15	$9,940	$9,372	$10,138	$10,214
12/31/16	$11,207	$10,566	$11,351	$10,986
12/31/17	$13,852	$13,060	$13,829	$12,067
12/31/18	$11,303	$10,657	$13,223	$11,580
12/31/19	$16,512	$15,568	$17,386	$14,930
12/31/20	$21,162	$19,953	$20,585	$14,140
12/31/21	$22,978	$21,665	$26,494	$19,653
12/31/22	$13,743	$12,958	$21,696	$14,707
12/31/23	$15,277	$14,404	$27,399	$16,508
12/31/24	$15,712	$14,815	$34,254	$17,311

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Altegris/AACA Opportunistic Real Estate Fund
Without Load	2.85%	-0.99%	4.62%
With Load*	-3.05%	-2.16%	4.01%
Dow Jones U.S. Real Estate Total Return Index	4.86%	3.00%	5.64%
S&P 500® Index	25.02%	14.53%	13.10%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 111,057,112	$ 111,057,112
Holdings Count | Holding	48	48
Advisory Fees Paid, Amount	$ 1,645,790
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$111,057,112 Number of Portfolio Holdings48 Advisory Fee (net of waivers)$1,645,790 Portfolio Turnover44%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	92.4%
Money Market Funds	1.6%
Preferred Stocks	6.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
New Fortress Energy, Inc.	11.0%
FTAI Infrastructure, Inc.	8.2%
Equinix, Inc.	7.4%
IQHQ Private Investment, Inc.	6.6%
American Tower Corporation	6.5%
Cadiz, Inc.	5.7%
DigitalBridge Group, Inc.	5.0%
MGM Resorts International	5.0%
Wynn Resorts Ltd.	4.6%
Digital Realty Trust, Inc.	4.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.
C000135470
Shareholder Report [Line Items]
Fund Name	Altegris/AACA Opportunistic Real Estate Fund
Class Name	Class C
Trading Symbol	RAACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Altegris/AACA Opportunistic Real Estate Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.altegris.com/altegris-aaca-opportunistic-real-estate-fund-documents. You can also request this information by contacting us at 1-877-772-5838.
Additional Information Phone Number	1-877-772-5838
Additional Information Website	https://funds.altegris.com/altegris-aaca-opportunistic-real-estate-fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$356	3.53%

Expenses Paid, Amount	$ 356
Expense Ratio, Percent	3.53%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Altegris/AACA Opportunistic Real Estate Fund	Dow Jones U.S. Real Estate Total Return Index	S&P 500® Index
Dec-2020	$10,000	$10,000	$10,000
Dec-2020	$10,661	$10,137	$10,268
Dec-2021	$11,496	$14,090	$13,216
Dec-2022	$6,822	$10,544	$10,822
Dec-2023	$7,530	$11,835	$13,667
Dec-2024	$7,688	$12,411	$17,087

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (December 1, 2020)
Altegris/AACA Opportunistic Real Estate Fund	2.11%	-6.24%
Dow Jones U.S. Real Estate Total Return Index	4.86%	5.43%
S&P 500® Index	25.02%	14.02%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Dec. 01, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 111,057,112	$ 111,057,112
Holdings Count | Holding	48	48
Advisory Fees Paid, Amount	$ 1,645,790
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$111,057,112 Number of Portfolio Holdings48 Advisory Fee (net of waivers)$1,645,790 Portfolio Turnover44%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	92.4%
Money Market Funds	1.6%
Preferred Stocks	6.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
New Fortress Energy, Inc.	11.0%
FTAI Infrastructure, Inc.	8.2%
Equinix, Inc.	7.4%
IQHQ Private Investment, Inc.	6.6%
American Tower Corporation	6.5%
Cadiz, Inc.	5.7%
DigitalBridge Group, Inc.	5.0%
MGM Resorts International	5.0%
Wynn Resorts Ltd.	4.6%
Digital Realty Trust, Inc.	4.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.
C000135471
Shareholder Report [Line Items]
Fund Name	Altegris/AACA Opportunistic Real Estate Fund
Class Name	Class I
Trading Symbol	RAAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Altegris/AACA Opportunistic Real Estate Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.altegris.com/altegris-aaca-opportunistic-real-estate-fund-documents. You can also request this information by contacting us at 1-877-772-5838.
Additional Information Phone Number	1-877-772-5838
Additional Information Website	https://funds.altegris.com/altegris-aaca-opportunistic-real-estate-fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$257	2.53%

Expenses Paid, Amount	$ 257
Expense Ratio, Percent	2.53%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Altegris/AACA Opportunistic Real Estate Fund	Dow Jones U.S. Real Estate Total Return Index	S&P 500® Index
Dec-2014	$100,000	$100,000	$100,000
Dec-2015	$99,690	$102,136	$101,384
Dec-2016	$112,525	$109,855	$113,509
Dec-2017	$139,543	$120,668	$138,290
Dec-2018	$114,202	$115,804	$132,227
Dec-2019	$167,219	$149,297	$173,861
Dec-2020	$214,797	$141,396	$205,849
Dec-2021	$233,831	$196,529	$264,938
Dec-2022	$140,159	$147,066	$216,956
Dec-2023	$156,219	$165,078	$273,988
Dec-2024	$161,171	$173,105	$342,540

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Altegris/AACA Opportunistic Real Estate Fund	3.17%	-0.73%	4.89%
Dow Jones U.S. Real Estate Total Return Index	4.86%	3.00%	5.64%
S&P 500® Index	25.02%	14.53%	13.10%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 111,057,112	$ 111,057,112
Holdings Count | Holding	48	48
Advisory Fees Paid, Amount	$ 1,645,790
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$111,057,112 Number of Portfolio Holdings48 Advisory Fee (net of waivers)$1,645,790 Portfolio Turnover44%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	92.4%
Money Market Funds	1.6%
Preferred Stocks	6.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
New Fortress Energy, Inc.	11.0%
FTAI Infrastructure, Inc.	8.2%
Equinix, Inc.	7.4%
IQHQ Private Investment, Inc.	6.6%
American Tower Corporation	6.5%
Cadiz, Inc.	5.7%
DigitalBridge Group, Inc.	5.0%
MGM Resorts International	5.0%
Wynn Resorts Ltd.	4.6%
Digital Realty Trust, Inc.	4.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.